Risk Report - Asset Quality - Financial Assets at amortized cost - Forborne financial assets at amortized cost (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Stages of Forborne financial assets at amortized cost [Domain Member] | Total Forebone financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	€ 3,481	€ 3,600
Non-German	11,845	8,864
Total Forborne financial assets at amortized cost (German and Non German)	15,326	12,464
Stage 1 [Member] | Performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	174	426
Non-German	93	639
Total Forborne financial assets at amortized cost (German and Non German)	267	1,065
Stage 1 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	0	0
Non-German	0	0
Total Forborne financial assets at amortized cost (German and Non German)	0	0
Stage 2 [Member] | Performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	2,248	2,356
Non-German	7,049	4,399
Total Forborne financial assets at amortized cost (German and Non German)	9,297	6,755
Stage 2 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	4	7
Non-German	16	194
Total Forborne financial assets at amortized cost (German and Non German)	20	201
Stage 3 [Member] | Non performing Forborne financial assets at amortized cost [Member]
Forborne financial assets at amortized cost [Line Items]
German	1,056	812
Non-German	4,687	3,632
Total Forborne financial assets at amortized cost (German and Non German)	€ 5,742	€ 4,444